Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of weighted average number of ordinary shares
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Issued and paid-in share capital as at January 1	79,866,264	19,870,337	-
Weighted average of the number of ordinary shares of MeaTech 3D Ltd. issued during the year	36,088,237	40,241,860	-
Weighted average of the number of ordinary shares used to calculate basic earnings per share	115,954,501	60,112,197	19,484,478